Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 648,029
Transferred from construction in progress	(169,894)	¥ (185,660)
Ending balance	666,496	648,029
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,593,531	1,446,181
Transferred from construction in progress	169,894	185,660
Other additions	2,226	2,975
Disposals	(1,440)	(362)
Assets written-off and impairment loss	(34,981)	(40,419)
Exchange differences	373	(504)
Ending balance	1,729,603	1,593,531
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	945,502	823,825
Charge for the year	152,609	149,948
Written back on disposals	(1,428)	(208)
Assets written-off and impairment loss	(33,726)	(27,832)
Exchange differences	150	(231)
Ending balance	1,063,107	945,502
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	100,956
Ending balance	103,293	100,956
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	147,776	136,923
Transferred from construction in progress	7,624	10,577
Other additions	257	820
Disposals	(18)	(72)
Assets written-off and impairment loss	(323)	(331)
Exchange differences	135	(141)
Ending balance	155,451	147,776
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	46,820	41,502
Charge for the year	5,625	5,695
Written back on disposals	(15)	(58)
Assets written-off and impairment loss	(290)	(299)
Exchange differences	18	(20)
Ending balance	52,158	46,820
Telecommunications transceivers, switching centers, transmission and other network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	539,439
Ending balance	554,048	539,439
Telecommunications transceivers, switching centers, transmission and other network equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,421,968	1,286,267
Transferred from construction in progress	160,654	174,250
Other additions	465	962
Disposals	(1,304)	(181)
Assets written-off and impairment loss	(33,168)	(38,971)
Exchange differences	236	(359)
Ending balance	1,548,851	1,421,968
Telecommunications transceivers, switching centers, transmission and other network equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	882,529	766,221
Charge for the year	145,504	143,026
Written back on disposals	(1,297)	(45)
Assets written-off and impairment loss	(32,064)	(26,465)
Exchange differences	131	(208)
Ending balance	994,803	882,529
Office equipment, furniture, fixtures and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,634
Ending balance	9,155	7,634
Office equipment, furniture, fixtures and others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,787	22,991
Transferred from construction in progress	1,616	833
Other additions	1,504	1,193
Disposals	(118)	(109)
Assets written-off and impairment loss	(1,490)	(1,117)
Exchange differences	2	(4)
Ending balance	25,301	23,787
Office equipment, furniture, fixtures and others [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,153	16,102
Charge for the year	1,480	1,227
Written back on disposals	(116)	(105)
Assets written-off and impairment loss	(1,372)	(1,068)
Exchange differences	1	(3)
Ending balance	¥ 16,146	¥ 16,153